Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2022 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2022, the value of the Fund’s investment in the Portfolio was $134,050,972 and the Fund owned 66.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.(1)	44,838	$2,339,198

		$2,339,198

Auto Components — 4.2%
Dana, Inc.	129,490	$2,804,753
Dorman Products, Inc.(1)	39,277	3,677,506
Visteon Corp.(1)	19,951	2,025,226

		$8,507,485

Automobiles — 1.0%
Harley-Davidson, Inc.	59,023	$2,040,425

		$2,040,425

Banks — 11.6%
Commerce Bancshares, Inc.	51,799	$3,569,469
Community Bank System, Inc.	33,858	2,418,138
First Citizens BancShares, Inc., Class A	302	235,282
Glacier Bancorp, Inc.	35,462	1,841,542
Independent Bank Corp.	27,971	2,359,354
Independent Bank Group, Inc.	17,366	1,318,427
Pinnacle Financial Partners, Inc.	27,933	2,701,400
SouthState Corp.	44,995	3,798,028
Stock Yards Bancorp, Inc.	30,446	1,813,973
UMB Financial Corp.	9,978	982,334
Wintrust Financial Corp.	25,132	2,464,695

		$23,502,642

Biotechnology — 0.5%
Neurocrine Biosciences, Inc.(1)	12,971	$1,024,968

		$1,024,968

Building Products — 3.8%
AAON, Inc.	16,237	$1,043,227
AZEK Co., Inc. (The)(1)	127,112	4,198,510
CSW Industrials, Inc.	21,944	2,435,784

		$7,677,521

Capital Markets — 0.8%
Cohen & Steers, Inc.	19,305	$1,612,547

		$1,612,547

Chemicals — 5.3%
Balchem Corp.	26,408	$3,880,391
Quaker Houghton	6,922	1,447,875
Valvoline, Inc.	162,788	5,362,237

		$10,690,503

Security	Shares	Value
Commercial Services & Supplies — 3.0%
Casella Waste Systems, Inc.(1)	17,703	$1,345,074
Kimball International, Inc., Class B	34,056	334,430
MillerKnoll, Inc.	111,281	4,297,672

		$5,977,176

Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc.(1)	1,170	$150,240
Terminix Global Holdings, Inc.(1)	104,902	4,525,472

		$4,675,712

Electronic Equipment, Instruments & Components — 0.7%
National Instruments Corp.	33,104	$1,364,547

		$1,364,547

Equity Real Estate Investment Trusts (REITs) — 7.4%
CubeSmart	61,103	$3,100,366
EastGroup Properties, Inc.	15,029	3,004,448
Essential Properties Realty Trust, Inc.	131,355	3,487,475
Rexford Industrial Realty, Inc.	36,663	2,682,632
STORE Capital Corp.	87,755	2,782,711

		$15,057,632

Food & Staples Retailing — 3.3%
Chefs’ Warehouse, Inc. (The)(1)	36,003	$1,074,329
Performance Food Group Co.(1)	130,898	5,522,587

		$6,596,916

Food Products — 1.7%
J&J Snack Foods Corp.	6,747	$1,023,452
Nomad Foods, Ltd.(1)	97,690	2,520,402

		$3,543,854

Gas Utilities — 1.9%
ONE Gas, Inc.	48,392	$3,769,253

		$3,769,253

Health Care Equipment & Supplies — 5.2%
Envista Holdings Corp.(1)	91,744	$3,967,011
ICU Medical, Inc.(1)	15,209	3,244,992
Integra LifeSciences Holdings Corp.(1)	51,859	3,357,352

		$10,569,355

Health Care Providers & Services — 9.6%
Addus HomeCare Corp.(1)	35,987	$2,872,842
Agiliti, Inc.(1)	114,144	2,183,575
AMN Healthcare Services, Inc.(1)	16,506	1,672,718
Chemed Corp.	8,646	4,054,196
LHC Group, Inc.(1)	27,403	3,400,712
R1 RCM, Inc.(1)	198,975	4,731,626
U.S. Physical Therapy, Inc.	6,516	630,553

		$19,546,222

Hotels, Restaurants & Leisure — 1.6%
Choice Hotels International, Inc.	8,416	$1,206,854
Wyndham Hotels & Resorts, Inc.	24,104	2,023,531

		$3,230,385

Security	Shares	Value
Insurance — 6.6%
AMERISAFE, Inc.	20,843	$1,094,674
James River Group Holdings, Ltd.	30,745	870,698
Kinsale Capital Group, Inc.	6,560	1,314,099
RLI Corp.	29,038	3,042,602
Ryan Specialty Group Holdings, Inc., Class A(1)	88,924	3,326,647
Selective Insurance Group, Inc.	47,000	3,708,300

		$13,357,020

Interactive Media & Services — 1.7%
CarGurus, Inc.(1)	110,102	$3,512,254

		$3,512,254

IT Services — 1.1%
Euronet Worldwide, Inc.(1)	16,669	$2,231,812

		$2,231,812

Leisure Products — 0.4%
Hayward Holdings, Inc.(1)	38,107	$750,327

		$750,327

Machinery — 5.4%
Allison Transmission Holdings, Inc.	62,791	$2,385,430
Chart Industries, Inc.(1)	8,302	1,011,765
Middleby Corp.(1)	17,650	3,268,780
Mueller Water Products, Inc., Class A	180,224	2,315,879
Woodward, Inc.	17,857	1,969,091

		$10,950,945

Professional Services — 2.5%
CBIZ, Inc.(1)	133,726	$5,165,835

		$5,165,835

Road & Rail — 1.6%
Landstar System, Inc.	20,854	$3,336,640

		$3,336,640

Semiconductors & Semiconductor Equipment — 2.1%
Ambarella, Inc.(1)	21,471	$3,009,161
Silicon Laboratories, Inc.(1)	7,543	1,246,028

		$4,255,189

Software — 7.8%
ACI Worldwide, Inc.(1)	106,768	$3,669,616
Altair Engineering, Inc., Class A(1)	75,719	4,764,240
Clearwater Analytics Holdings, Inc., Class A(1)	83,528	1,424,152
Envestnet, Inc.(1)	43,347	3,205,077
nCino, Inc.(1)	28,866	1,322,929
Olo, Inc., Class A(1)	79,095	1,388,117

		$15,774,131

Specialty Retail — 1.7%
National Vision Holdings, Inc.(1)	84,914	$3,471,284

		$3,471,284

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings, Ltd.(1)	18,327	$1,100,903
Steven Madden, Ltd.	24,584	1,011,386

		$2,112,289

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	15,438	$1,512,615
Herc Holdings, Inc.	23,423	3,758,221

		$5,270,836

Total Common Stocks (identified cost $148,622,651)		$201,914,903

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	563,932	$563,876

Total Short-Term Investments (identified cost $563,876)		$563,876

Total Investments — 99.9% (identified cost $149,186,527)		$202,478,779

Other Assets, Less Liabilities — 0.1%		$199,897

Net Assets — 100.0%		$202,678,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

The Portfolio did not have any open derivative instruments at January 31, 2022.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $563,876, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$719,232	$7,380,052	$(7,535,377)	$(31)	$—	$563,876	$340	563,932

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$201,914,903	*	$—	$—	$201,914,903
Short-Term Investments	—		563,876	—	563,876
Total Investments	$201,914,903		$563,876	$—	$202,478,779

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.